TRADE AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current [Abstract]
Trade payables	$ 711,011	$ 1,677,757
Accruals	455,241	196,450
Payroll liabilities	14,732	25,141
Total trade and other current payables	$ 1,180,984	$ 1,899,348